UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Energy and Resources Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—1.5%
Potash Corp. of Saskatchewan, Inc.	108,400	$10,082,284

Coal—11.9%
Arch Coal, Inc.	632,600	11,013,566
Consol Energy, Inc.	734,221	26,086,872
James River Coal Co. (a)	36,900	685,233
Massey Energy Co.	825,000	21,945,000
Patriot Coal Corp. (a)	71,000	594,270
Peabody Energy Corp.	547,000	18,111,170

		78,436,111

Commercial Services—0.7%
MYR Group, Inc. (a)(b)	269,231	4,851,543

Gas—1.6%
Keyera Facilities Income Fund	613,800	10,848,691

Mining—4.2%
Agnico-Eagle Mines Ltd.	64,500	3,776,475
BHP Billiton Ltd. - ADR	160,000	10,073,600
Goldcorp, Inc.	242,736	9,148,720
Silver Wheaton Corp. (a)	515,500	4,732,290

		27,731,085

Oil & Gas—48.1%
Apache Corp. (c)	200,500	16,831,975
Arena Resources, Inc. (a)	92,100	3,005,223
BG Group Plc	468,673	7,825,887
Brigham Exploration Co. (a)	565,700	2,760,616
Cabot Oil & Gas Corp.	351,200	12,337,656
Cimarex Energy Co.	154,300	5,520,854
Crescent Point Energy Corp.	323,700	10,517,057
Delta Petroleum Corp. (a)	1,340,600	2,573,952
Devon Energy Corp.	66,300	3,851,367
Diamond Offshore Drilling, Inc.	72,200	6,488,614
EQT Corp.	417,900	16,039,002
EXCO Resources, Inc. (a)	1,242,700	17,074,698
Exxon Mobil Corp.	63,000	4,434,570
Galleon Energy, Inc. (a)	1,040,800	4,164,166
GMX Resources, Inc. (a)	218,700	2,543,481
Goodrich Petroleum Corp. (a)	166,100	4,260,465
Hess Corp.	89,200	4,923,840
Noble Corp.	304,000	10,293,440
Occidental Petroleum Corp.	264,600	18,876,564
Penn Virginia Corp.	1,027,875	19,745,479
PetroHawk Energy Corp. (a)(c)	840,300	20,402,484
Petroleo Brasileiro SA - ADR	639,500	21,551,150
Plains Exploration & Production Co. (a)	278,400	7,976,160
Range Resources Corp.	321,900	14,939,379
Southwestern Energy Co. (a)	456,700	18,921,081
StatoilHydro ASA	250,258	5,350,728
Talisman Energy, Inc.	87,400	1,345,086
Transocean Ltd. (a)	342,100	27,261,949
Whiting Petroleum Corp. (a)	570,600	26,224,776

		318,041,699

Oil & Gas Services—13.4%
Cameron International Corp. (a)	338,700	10,577,601
Core Laboratories NV	51,431	4,421,009
Halliburton Co.	339,600	7,501,764
National Oilwell Varco, Inc. (a)	496,016	17,826,815
Petrofac Ltd.	491,600	6,156,423
Saipem SpA	243,600	6,601,722
Schlumberger Ltd.	264,800	14,166,800
Weatherford International Ltd. (a)	1,122,700	21,061,852

		88,313,986

Pipelines—15.2%
AltaGas Income Trust	451,400	6,846,949
Buckeye Partners LP	51,600	2,366,892
Enbridge Energy Partners LP	73,200	3,413,316
Energy Transfer Partners LP	316,800	14,613,984
Enterprise Products Partners LP	653,105	18,352,250
MarkWest Energy Partners LP	666,400	14,980,672
ONEOK Partners LP	145,800	7,431,426
Pembina Pipeline Income Fund	265,500	3,721,560

Common Stocks	Shares	Value

Pipelines— (concluded)
Plains All American Pipeline LP	220,400	$10,658,544
Questar Corp.	218,500	7,225,795
Targa Resources Partners LP	300,000	5,694,000
Williams Partners LP	245,200	5,453,248

		100,758,636

Transportation—1.0%
Ship Finance International Ltd.	515,600	6,357,348

Total Long-Term Investments (Cost—$679,407,712)—97.6%		645,421,383

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29% (d)(e)	14,947,167	14,947,167

Total Short-Term Securities (Cost—$14,947,167)—2.3%		14,947,167

Total Investments Before Outstanding Options Written (Cost—$694,354,879*)—99.9%		660,368,550

Options Written	Contracts

Exchange-Traded Call Options Written—(0.9)%
Agnico-Eagle Mines Ltd., Strike Price $55, Expires 8/24/09	(210)	(98,700)
Agnico-Eagle Mines Ltd., Strike Price $65, Expires 11/23/09	(100)	(35,000)
Apache Corp., Strike Price $80, Expires 8/24/09	(300)	(156,000)
Arch Coal, Inc., Strike Price $17, Expires 8/24/09	(100)	(10,500)
Arch Coal, Inc., Strike Price $18, Expires 9/21/09	(200)	(20,000)
BHP Billiton Ltd. - ADR, Strike Price $65, Expires 11/23/09	(425)	(204,000)
BHP Billiton Ltd. - ADR, Strike Price $70, Expires 11/23/09	(100)	(30,250)
Cabot Oil & Gas Corp., Strike Price $35, Expires 8/24/09	(750)	(121,875)
Cameron International Corp., Strike Price $30, Expires 8/24/09	(500)	(107,500)
Consol Energy, Inc., Strike Price $38, Expires 8/24/09	(925)	(64,750)
Core Laboratories NV, Strike Price $89.25, Expires 8/24/09	(170)	(17,850)
Diamond Offshore Drilling, Inc., Strike Price $88.13, Expires 8/24/09	(240)	(98,400)
EQT Corp., Strike Price $40, Expires 9/21/09	(200)	(21,500)
EXCO Resources, Inc., Strike Price $15, Expires 8/24/09	(1,000)	(40,000)
EXCO Resources, Inc., Strike Price $15, Expires 9/21/09	(200)	(16,000)
EXCO Resources, Inc., Strike Price $17.50, Expires 12/21/09	(210)	(21,525)
Goldcorp, Inc., Strike Price $36, Expires 8/24/09	(400)	(100,000)
Goodrich Petroleum Corp., Strike Price $30, Expires 9/21/09	(300)	(19,500)
Halliburton Co., Strike Price $22, Expires 8/24/09	(775)	(67,813)
Halliburton Co., Strike Price $23, Expires 8/24/09	(415)	(18,467)
Hess Corp., Strike Price $65, Expires 8/24/09	(123)	(922)
Massey Energy Co., Strike Price $22, Expires 8/24/09	(650)	(318,500)
Massey Energy Co., Strike Price $25, Expires 8/24/09	(300)	(76,500)
National Oilwell Varco, Inc., Strike Price $38, Expires 8/24/09	(250)	(16,250)

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
National Oilwell Varco, Inc., Strike Price $40, Expires 11/23/09	(500)	$(107,500)
National Oilwell Varco, Inc., Strike Price $41, Expires 11/23/09	(500)	(92,500)
National Oilwell Varco, Inc., Strike Price $42, Expires 11/23/09	(500)	(80,000)
Noble Corp., Strike Price $35, Expires 8/24/09	(1,000)	(70,000)
Occidental Petroleum Corp., Strike Price $65, Expires 8/24/09	(800)	(544,000)
Occidental Petroleum Corp., Strike Price $70, Expires 8/24/09	(200)	(61,000)
Peabody Energy Corp., Strike Price $33, Expires 8/24/09	(1,800)	(270,000)
Penn Virginia Corp., Strike Price $20, Expires 12/21/09	(1,000)	(252,500)
Penn Virginia Corp., Strike Price $22.50, Expires 12/21/09	(250)	(39,375)
PetroHawk Energy Corp., Strike Price $27, Expires 12/21/09	(400)	(78,000)
Petroleo Brasileiro SA - ADR, Strike Price $35, Expires 9/21/09	(200)	(28,500)
Plains All American Pipeline LP, Strike Price $45, Expires 11/23/09	(220)	(97,900)
Plains All American Pipeline LP, Strike Price $50, Expires 11/23/09	(500)	(82,500)
Plains Exploration & Production Co., Strike Price $30, Expires 11/23/09	(400)	(115,000)
Plains Exploration & Production Co., Strike Price $30, Expires 8/24/09	(300)	(30,000)
Plains Exploration & Production Co., Strike Price $35, Expires 11/23/09	(100)	(12,750)
Plains Exploration & Production Co., Strike Price $35, Expires 8/24/09	(125)	(1,250)
Potash Corp. of Saskatchewan, Inc., Strike Price $100, Expires 8/24/09	(80)	(12,800)
Questar Corp., Strike Price $35, Expires 8/24/09	(575)	(23,000)
Range Resources Corp., Strike Price $45, Expires 8/24/09	(1,000)	(240,000)
Schlumberger Ltd., Strike Price $60, Expires 8/24/09	(325)	(9,750)
Schlumberger Ltd., Strike Price $65, Expires 11/23/09	(580)	(73,950)
Silver Wheaton Corp., Strike Price $10, Expires 9/21/09	(1,500)	(63,750)
Southwestern Energy Co., Strike Price $44, Expires 9/21/09	(675)	(94,500)
Southwestern Energy Co., Strike Price $46, Expires 9/21/09	(675)	(57,375)
Talisman Energy, Inc., Strike Price $15, Expires 8/24/09	(150)	(12,750)
Talisman Energy, Inc., Strike Price $17.50, Expires 10/19/09	(100)	(4,500)
Transocean Ltd., Strike Price $80, Expires 8/24/09	(500)	(137,500)
Transocean, Ltd., Strike Price $80, Expires 11/23/09	(650)	(442,000)
Transocean, Ltd., Strike Price $85, Expires 11/23/09	(100)	(46,000)
Weatherford International Ltd., Strike Price $19, Expires 8/24/09	(500)	(38,750)
Weatherford International Ltd., Strike Price $20, Expires 8/24/09	(830)	(33,200)
Weatherford International Ltd., Strike Price $21, Expires 9/21/09	(500)	(28,750)
Weatherford International Ltd., Strike Price $22, Expires 11/23/09	(300)	(29,250)
Weatherford International Ltd., Strike Price $23, Expires 11/23/09	(200)	(15,000)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
Weatherford International Ltd., Strike Price $24, Expires 11/23/09	(200)	$(11,000)
Whiting Petroleum Corp., Strike Price $40, Expires 8/24/09	(1,000)	(630,000)
Whiting Petroleum Corp., Strike Price $45, Expires 12/21/09	(250)	(160,000)

Total Exchange-Traded Call Options Written		(5,808,402)

Over-the-Counter Call Options Written—(0.7)%
Apache Corp., Strike Price $81, Expires 11/10/09, Broker Goldman Sachs & Co.	(35,000)	(258,300)
Arch Coal, Inc., Strike Price $17.67, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(63,932)
Arch Coal, Inc., Strike Price $18.06, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(33,989)
Arch Coal, Inc., Strike Price $18.26, Expires 11/03/09, Broker Credit Suisse First Boston	(100,000)	(128,418)
Arena Resources, Inc., Strike Price $33.42, Expires 11/03/09, Broker Goldman Sachs & Co.	(30,000)	(81,900)
BG Group Plc, Strike Price 11.05 GBP, Expires 8/19/09, Broker UBS Securities LLC	(164,000)	(10,975)
Cabot Oil & Gas Corp., Strike Price $36.50, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	(30,000)	(78,515)
Cameron International Corp., Strike Price $31.58, Expires 11/03/09, Broker Citigroup Global Markets	(60,000)	(150,338)
Cimarex Energy Co., Strike Price $33.65, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(102,340)
Cimarex Energy Co., Strike Price $33.95, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(98,250)
Consol Energy, Inc., Strike Price $36.84, Expires 11/03/09, Broker Goldman Sachs & Co.	(100,000)	(248,585)
Crescent Point Energy Corp., Strike Price 34.67 CAD, Expires 8/31/09, Broker Goldman Sachs & Co.	(50,000)	(47,714)
Crescent Point Energy Corp., Strike Price 35.18 CAD, Expires 11/03/09, Broker Goldman Sachs & Co.	(50,000)	(78,359)
Crescent Point Energy Corp., Strike Price 36.68 CAD, Expires 11/03/09, Broker Goldman Sachs & Co.	(15,000)	(17,066)
Devon Energy Corp., Strike Price $61.67, Expires 11/03/09, Broker Citigroup Global Markets	(20,000)	(52,888)
Energy Transfer Partners LP, Strike Price $43.08, Expires 11/03/09, Broker UBS Securities LLC	(100,000)	(343,856)
EQT Corp., Strike Price $36.92, Expires 11/03/09, Broker Goldman Sachs & Co.	(75,000)	(242,687)
EQT Corp., Strike Price $39.03, Expires 11/03/09, Broker Credit Suisse First Boston	(25,000)	(54,546)
EXCO Resources, Inc., Strike Price $15, Expires 11/03/09, Broker Goldman Sachs & Co.	(100,000)	(115,857)
Goldcorp, Inc., Strike Price $40.25, Expires 11/20/09, Broker Deutsche Bank Securities	(40,000)	(124,419)
Goodrich Petroleum Corp., Strike Price $30, Expires 11/03/09, Broker UBS Securities LLC	(200)	(26,031)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Massey Energy Co., Strike Price $25.63, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	$(76,282)
Massey Energy Co., Strike Price $26.24, Expires 11/03/09, Broker Credit Suisse First Boston	(25,000)	(70,000)
Massey Energy Co., Strike Price $26.76, Expires 11/03/09, Broker UBS Securities LLC	(150,000)	(381,000)
Peabody Energy Corp., Strike Price $36.53, Expires 11/03/09, Broker UBS Securities LLC	(50,000)	(91,652)
Penn Virginia Corp., Strike Price $20, Expires 11/05/09, Broker UBS Securities LLC	(150,000)	(254,525)
Penn Virginia Corp., Strike Price $21.07, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(32,850)
Petrofac Ltd., Strike Price 7.66 GBP, Expires 11/04/09, Broker Credit Suisse First Boston	(160,000)	(134,145)
PetroHawk Energy Corp., Strike Price $23.54, Expires 11/03/09, Broker UBS Securities LLC	(100,000)	(246,075)
PetroHawk Energy Corp., Strike Price $25, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	(100,000)	(178,298)
Petroleo Brasileiro SA - ADR, Strike Price $36.04, Expires 11/03/09, Broker UBS Securities LLC	(50,000)	(99,500)
Petroleo Brasileiro SA - ADR, Strike Price $37.02, Expires 11/03/09, Broker Citigroup Global Markets	(100,000)	(169,495)
Potash Corp. of Saskatchewan, Inc., Strike Price $104.40, Expires 8/20/09, Broker UBS Securities LLC	(8,000)	(6,271)
Potash Corp. of Saskatchewan, Inc., Strike Price $105.29, Expires 11/03/09, Broker UBS Securities LLC	(20,000)	(102,910)
Questar Corp., Strike Price $35.44, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(39,132)
Range Resources Corp., Strike Price $47.88, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(77,875)
Saipem SpA, Strike Price 18.10 EUR, Expires 08/20/09, Broker Morgan Stanley & Co., Inc.	(73,000)	(117,426)
Ship Finance International Ltd., Strike Price $13.21, Expires 11/03/09, Broker Morgan Stanley & Co., Inc.	(65,000)	(33,000)
Ship Finance International Ltd., Strike Price $13.45, Expires 08/07/09, Broker UBS Securities LLC	(65,000)	(3,087)
Silver Wheaton Corp., Strike Price $10.56, Expires 11/03/09, Broker Goldman Sachs & Co.	(55,000)	(27,500)
Southwestern Energy Co., Strike Price $43.81, Expires 11/03/09, Broker UBS Securities LLC	(25,000)	(74,402)
StatoilHydro ASA, Strike Price 127.69 NOK, Expires 08/19/09, Broker BNP Paribas	(55,000)	(55,427)
StatoilHydro ASA, Strike Price 131.46 NOK, Expires 8/18/09, Broker Citigroup Global Markets	(20,000)	(13,542)
StatoilHydro Asa, Strike Price 134.52 NOK, Expires 11/04/09, Broker Citigroup Global Markets	(20,000)	(25,826)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
Whiting Petroleum Corp., Strike Price $42.40, Expires 11/03/09, Broker UBS Securities LLC	(50,000)	$(292,586)

Total Over-the-Counter Call Options Written		(4,961,771)

Over-the-Counter Put Option Written—(0.0)%
Exxon Mobil Corp., Strike Price $67, Expires 8/31/09, Broker Jefferies & Co., Inc.	(715)	(73,146)

Total Options Written (Premiums Received $9,140,113)—(1.6)%		(10,843,319)

Total Investments Net of Outstanding Options Written—98.3%		649,525,231
Other Assets in Excess of Liabilities—1.7%		11,519,749

Net Assets—100.0%		$661,044,980

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$680,517,909

Gross unrealized appreciation	$75,680,674
Gross unrealized depreciation	(95,830,033)

Net unrealized depreciation	$(20,149,359)

(a)	Non-income producing security.

(b)

Restricted security as to resale acquired 12/20/07. As of report date, the Trust held 0.7% of its net assets, with a current market value of $4,851,543 and an original cost of $3,500,003, in these securities.

(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	14,947,167	$164,218
BlackRock Liquidity Series, LLC Money Market Series	(25,537,250)	$81,602

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	23,429	NOK	146,000	Citigroup Global Markets	8/03/09	$(388)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Chemicals	$10,082,284	—	—	$10,082,284
Coal	78,436,111	—	—	78,436,111
Commercial Services	4,851,543	—	—	4,851,543
Gas	10,848,691	—	—	10,848,691
Mining	27,731,085	—	—	27,731,085
Oil & Gas	304,865,084	$13,176,615	—	318,041,699
Oil & Gas
Services	75,555,841	12,758,145	—	88,313,986
Pipelines	100,758,636	—	—	100,758,636
Transportation	6,357,348	—	—	6,357,348
Short-Term Securities	14,947,167	—	—	14,947,167

Total	$634,433,790	$25,934,760	—	$660,368,550

Valuation Inputs	Other Financial Instruments[1]

Liabilities

Level 1	$(5,808,402)
Level 2	(5,035,305)
Level 3	—

Total	$(10,843,707)

[1]

Other financial instruments are options written and foreign currency exchange contracts. Options written are shown at market value and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipt
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
NOK — Norwegian Krone
USD — US Dollar

JULY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Energy and Resources Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: September 22, 2009